Income Taxes	12 Months Ended
Dec. 31, 2020
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 21: INCOME TAXES

Marshall Islands, Liberia, Panama and Malta do not impose a tax on international shipping income. Under the laws of Marshall Islands, Malta, Liberia and Panama, the countries of incorporation of the Company and its subsidiaries and the vessels’ registration, the companies are subject to registration and tonnage taxes in the accompanying consolidated statements of comprehensive (loss)/income.

Certain of the Company’s subsidiaries have registered offices in Greece under Greek Law 27/75 as amended and in force (former law 89/67). These companies are allowed to conduct the specific business activities provided in their license and the provisions of the above legislation. Same law (27/75) provides that these companies are exempted in Greece from any tax, duty, levy, contribution or deduction in respect of income.

In accordance with the currently applicable Greek law, ship owning companies of foreign-flagged vessels that are managed by Greek or foreign ship management companies having established an office/branch in Greece under law 27/75 are subject to duties towards the Greek state which are calculated on the basis of the relevant vessel’s tonnage. In case that tonnage tax and/or similar taxes/duties are paid by the shipowning companies to the vessel’s flag state, these are deducted from the amount of the duty to be paid in Greece by the ship owner. The payment of said duties exhausts the tax liability of the foreign ship owning company and as of 2020 the relevant bareboat charterer/lessee against any tax, duty, charge or contribution payable on income from the exploitation of the foreign-flagged vessel.

In Belgium, taxation on ocean shipping is based on the tonnage of the sea-going vessels from which the profit is obtained (“tonnage tax”).

Pursuant to Section 883 of the Internal Revenue Code of the United States (the “Code”), U.S. source income from the international operation of ships is generally exempt from U.S. federal income tax if the company that is treated for U.S. federal income tax purposes as earning such income meets certain requirements set forth in Section 883 of the Code and the U.S. Treasury regulations thereunder. Among other things, in order to qualify for this exemption, each relevant company must be incorporated in a country outside the United States which grants an “equivalent exemption” from income taxes to U.S. corporations. In addition, either (i) the stock of each relevant company must be treated under Section 883 of the Code and the U.S. Treasury regulations thereunder as “primarily traded” and “regularly traded” on an “established securities market” in the United States or in another country that grants an “equivalent exemption” or (ii) more than 50% of the value of the stock of each relevant company must be owned, directly or indirectly, by (a) individuals who are residents in countries that grant an “equivalent exemption,” (b) foreign corporations organized in countries that grant an “equivalent exemption” and that meet the test described in (i) and/or (c) certain other shareholders described in Section 883 of the Code and the U.S. Treasury regulations thereunder. The management of the Company believes that the Company and each of its relevant subsidiaries qualifies for the tax exemption under Section 883 of the Code, provided that the Company’s common stock continues to be listed on the NYSE and represents more than 50% of the total combined voting power of all classes of the Company’s stock entitled to vote and of the total value of the Company’s stock, and less than 50% of the Company’s common stock is owned, actually or constructively under specified stock attribution rules, on more than half the number of days in the relevant year by persons who each own 5% or more of the vote and value of the Company’s common stock, but no assurance can be given that the Company will satisfy these requirements or qualify for this exemption.

The income tax (expense)/ benefit reflected in the Company’s consolidated financial statements for the years ended December 31, 2020, 2019, and 2018 is mainly attributable to Navios Holdings’ subsidiaries in South America, which are subject to the Argentinean, Brazilian and Paraguayan income tax regime.

CNSA and Corporacion Navios Granos S.A. (“CNGSA”) are located in a tax free zone and are not liable to income tax. Navios Logistics’ current port operations in Uruguay are exempted from income taxes.

As a result of the tax reform voted by the Argentinean Parliament in December 2017, and the Law 27,541 voted in December 2019, the corporate income tax rate has decreased from 35% in 2017 to 30% for the period from 2018 to 2021, and will further decrease to 25% for the period from 2022 onwards. Tax rates and tax laws used to assess the income tax liability are those that are effective on the close of the fiscal period. Additionally, at the end of the fiscal year, local companies in Argentina had to calculate an assets tax (Minimum Presumed Income Tax) by applying the effective tax rate of 1.0% over the gross value of the corporate assets (based on tax law criteria). Following the tax reform voted by the Argentinean Parliament in December 2017, and the subsequent resolution in-force since May 2018, this tax does not longer apply as of the fiscal year 2019.

Under the tax laws of Argentina, the subsidiaries of the Company in that country are subject to taxes levied on gross revenues. Rates differ depending on the jurisdiction where revenues are earned for tax purposes. Average rates were approximately 2.0% for the year ended December 31, 2020 (2.0% for 2019 and 3.0% for 2018, respectively). Until the fiscal year ended December 31, 2019, there were two possible options to determine the income tax liability of Paraguayan subsidiaries. Under the first option income tax liabilities for the current and prior periods were measured at the amount expected to be paid to the taxation authorities, by applying the tax rate of 10% on the fiscal profit and loss. 50% of revenues derived from international freights were considered Paraguayan sourced (and therefore taxed) if carried between Paraguay and Argentina, Bolivia, Brazil or Uruguay, with destination Paraguay. Alternatively, only 30% of revenues derived from international freights carried between other countries with destination Paraguay were considered Paraguayan sourced. Companies whose operations were considered international freights could choose to pay income taxes on their revenues at an effective tax rate of 1% on such revenues, without considering any other kind of adjustments. Fiscal losses, if any, were neither deducted nor carried forward. As per the tax reform in Paraguay that is in force since January 1, 2020 (Law 6,380 from September 25, 2019 confirmed by Decree 3182 from December 30, 2019), there are still two possible options to determine the income tax liability of Paraguayan companies. Under the first option income tax liabilities for the current and prior periods are measured at the amount expected to be paid to the taxation authorities, by applying the tax rate of 10% on the fiscal profit and loss. The 100% of revenues derived from freights carried between other countries with destination Paraguay are considered Paraguayan sourced, and therefore taxed. The tax reform also states that any fiscal losses generated as of the fiscal year starting January 1, 2020, will be carried forward for up to five years, with the possibility to deduct each year the 20% from future years fiscal years taxable income. Companies whose operations are considered international freights can alternatively choose to pay income taxes on their revenues at an effective tax rate of 3% of such revenues, without considering any other kind of adjustments. Once the methodology is chosen, the Paraguayan companies have to keep it for at least five years. The corporate income tax rate in Brazil and Paraguay is 34% and 10%, respectively, for the year ended December 31, 2020. The Company’s deferred taxes as of December 31, 2020 and 2019, relate primarily to deferred tax liabilities on acquired intangible assets recognized in connection with Navios Logistics. As of January 1, 2007, the Company adopted the provisions of FASB for Accounting for Uncertainty in Income Taxes. This guidance requires application of a more likely than not threshold to the recognition and derecognition of uncertain tax positions. This guidance permits the Company to recognize the amount of tax benefit that has a greater that 50% likelihood of being ultimately realized upon settlement. It further requires that a change in judgment related to the expected ultimate resolution of uncertain tax positions be recognized in earnings in the quarter of such change. Kleimar’s open tax years are 2019 and onwards. Argentinean companies have open tax years ranging from 2014 and onwards and Paraguayan and Brazilian companies have open tax years ranging from 2016 and onwards. In relation to these open tax years, the Company believes that there are no material uncertain tax positions.